General (The Company) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 item	Dec. 31, 2011
General [Abstract]
Total assets	$ 8,581,418	$ 9,107,632
Number of aircraft owned	212